Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	132 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000048851_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Strategic Dividend & Income® Fund
C000048851_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000048851_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,939
C000048851_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,493
C000048851_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,841
C000048851_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,357
C000048851_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,699
C000048851_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,415
C000048851_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,086
C000048851_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,367
C000048851_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,582
C000048851_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,152
C000048851_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Dividend & Income Composite Index℠
C000048851_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048851_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,889
C000048851_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,672
C000048851_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,267
C000048851_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,957
C000048851_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,844
C000048851_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,325
C000048851_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,702
C000048851_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,783
C000048851_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,898
C000048851_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,907
C000048851_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000048851_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048851_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000048851_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000048851_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000048851_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000048851_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000048851_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000048851_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000048851_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000048851_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000048851_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000205022_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000205022_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205022_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,843
C000205022_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,015
C000205022_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,053
C000205022_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,150
C000205022_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,910
C000205022_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,141
C000205022_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,405
C000205022_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Strategic Dividend & Income Composite Index℠
C000205022_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205022_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,864
C000205022_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,121
C000205022_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,780
C000205022_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,625
C000205022_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,161
C000205022_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,221
C000205022_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,281
C000205022_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000205022_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205022_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,475
C000205022_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,002
C000205022_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,922
C000205022_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,530
C000205022_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,008
C000205022_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,085
C000205022_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,875
C000048855_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000048855_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000048855_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,499
C000048855_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,931
C000048855_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,207
C000048855_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,569
C000048855_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,759
C000048855_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,216
C000048855_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,821
C000048855_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,994
C000048855_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,789
C000048855_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,106
C000048855_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Dividend & Income Composite Index℠
C000048855_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048855_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,889
C000048855_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,672
C000048855_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,267
C000048855_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,957
C000048855_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,844
C000048855_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,325
C000048855_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,702
C000048855_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,783
C000048855_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,898
C000048855_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,907
C000048855_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000048855_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048855_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000048855_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000048855_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000048855_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000048855_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000048855_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000048855_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000048855_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000048855_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000048855_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000048856_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000048856_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048856_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,939
C000048856_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,489
C000048856_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,834
C000048856_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,351
C000048856_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,684
C000048856_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,389
C000048856_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,053
C000048856_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,329
C000048856_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,532
C000048856_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,084
C000048856_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Dividend & Income Composite Index℠
C000048856_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048856_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,889
C000048856_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,672
C000048856_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,267
C000048856_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,957
C000048856_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,844
C000048856_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,325
C000048856_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,702
C000048856_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,783
C000048856_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,898
C000048856_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,907
C000048856_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000048856_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048856_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000048856_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000048856_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000048856_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000048856_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000048856_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000048856_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000048856_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000048856_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000048856_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000048854_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000048854_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048854_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,822
C000048854_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,235
C000048854_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,450
C000048854_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000048854_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,903
C000048854_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,305
C000048854_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,812
C000048854_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,904
C000048854_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,729
C000048854_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,099
C000048854_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Dividend & Income Composite Index℠
C000048854_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048854_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,889
C000048854_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,672
C000048854_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,267
C000048854_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,957
C000048854_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,844
C000048854_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,325
C000048854_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,702
C000048854_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,783
C000048854_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,898
C000048854_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,907
C000048854_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000048854_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048854_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000048854_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000048854_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000048854_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000048854_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000048854_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000048854_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000048854_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000048854_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000048854_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,175
C000048852_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000048852_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000048852_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,280
C000048852_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,715
C000048852_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,008
C000048852_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,381
C000048852_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,591
C000048852_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,070
C000048852_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,713
C000048852_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,926
C000048852_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,756
C000048852_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,128
C000048852_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Dividend & Income Composite Index℠
C000048852_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048852_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,889
C000048852_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,672
C000048852_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,267
C000048852_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,957
C000048852_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,844
C000048852_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,325
C000048852_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,702
C000048852_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,783
C000048852_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,898
C000048852_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,907
C000048852_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000048852_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000048852_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,806
C000048852_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,277
C000048852_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,111
C000048852_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,384
C000048852_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,244
C000048852_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,617
C000048852_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,350
C000048852_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,443
C000048852_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,066
C000048852_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,175